DAVID JONES & ASSOC., P.C.
      Law Firm

395 Sawdust, # 2137 The Woodlands, TX 77380	F (281) 702-2137 P (888) 862-1719

August 16, 2012

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:     Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 48 (“PEA#48”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 49 under the Securities Act of 1933.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 48 (“PEA#48”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#48 is being filed to register a new series of the Trust, the Timothy Plan Emerging Markets Fund.  Please direct all comments concerning this filing to me at the below-listed address and/or phone number.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/  David D. Jones, Esq.
DAVID D. JONES, ESQ.